Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]

NOTE 12 -	FAIR VALUE OF FINANCIAL INSTRUMENTS
                       The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.

    The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

    Cash and cash equivalents:  The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

    Borrowings:  The carrying amount of the floating rate loans approximates its fair value.

    The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value

Cash and cash equivalents	$48,078	$48,078	$51,278	$51,278
Restricted cash	8,468	8,468	824	824
Accounts receivable, net	4,835	4,835	936	936
Accounts payable	(2,022)	(2,022)	(1,076)	(1,076)
Amounts due to related parties	(4,077)	(4,077)	(2,633)	(2,633)
Long-term debt	(326,050)	(326,050)	(321,500)	(321,500)